FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) oz	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Percentage of receivables comprised of IVA and tax receivables in Mexico	93.00%	75.00%
Percentage of receivables pending finalizations of concentrate sales		23.00%
Impairment loss recognised in profit or loss, trade receivables	$ 151
Cash and cash equivalents	23,368	$ 61,083	$ 33,376
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities		4,270
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities		497
Foreign Currency Risk [Member] | Canadian Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	25	$ 3,192
Confidence level used to determine risk adjustment		5.00%
Value at risk		$ 41
Foreign Currency Risk [Member] | Mexican Peso [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	3,140	$ 4,590
Confidence level used to determine risk adjustment		5.00%
Value at risk		$ 233
Commodity Price Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Ounces of silver without a final settlement price | oz		43,026
Ounces of gold without a final settlement price | oz		3,179
Confidence level used to determine risk adjustment		10.00%
Value at risk	$ 1,081	$ 716